Allowance For Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Allowance For Doubtful Accounts Disclosure [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31
	2013	2012

Balance, beginning of the year	$5,980	$5,250
Additions, during the year	6,083	5,594
Written-off, uncollectible, during the year	(5,940)	(5,774)
Recoveries, during the year	865	869
Foreign currency translation adjustment, for the year	(131)	41
Balance, end of year	$6,857	$5,980